Trade receivables	12 Months Ended
Dec. 31, 2018
Trade receivables [Abstract]
Trade receivables
6	Trade receivables

Trade receivables at December 31, 2018 and 2017, are summarized as follows:

	2018	2017
Maritime
Tugboats	$26,149	$14,033
Shipyards	18,897	30,015
Offshore vessels	13,542	21,719
Parcel tankers	12,350	14,773
Bulk Carrier	1,017	-
Others	182	167

Ports and terminals
Shipping agencies	39,877	44,426
Port services	8,843	5,154
Commercial leases	233	434

Logistics, warehousing and other businesses
Warehousing	47,695	52,034
Repair of containers	31,142	27,489
Automotive services	446	689
Other businesses	1,163	-
Total trade receivables	201,536	210,933
Contract assets	68,950	68,014
Allowance for doubtful accounts	(22,303)	(28,310)
	$248,183	$250,637

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The movement in the allowance for doubtful accounts is presented below:

	2018	2017
Balance as at January 1	$28,310	$35,353
Receivables written off during the year	(468)	(10,482)
Disincorporation of TMM DM	-	(9,311)
Loss allowance (reversed) recognized during the year	(5,539)	12,750
Balance as at December 31	$22,303	$28,310

Note 26 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. The impairment loss in 2017 was made by applying the incurred loss analysis in conformity with IAS 39, whereas it applied the expected loss model in accordance with IFRS 9 in the current year.